Interests in Joint Operations - Summary of Significant Interests in Joint Operations (Detail)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Mt Goldsworthy [member]
Disclosure of significant joint operations [line items]
Country of operation	[1]	Australia
Principal activity	[1]	Iron ore mining
Group's interest	[1]	85.00%	85.00%
Mt Newman [member]
Disclosure of significant joint operations [line items]
Country of operation	[1]	Australia
Principal activity	[1]	Iron ore mining
Group's interest	[1]	85.00%	85.00%
Yandi [member]
Disclosure of significant joint operations [line items]
Country of operation	[1]	Australia
Principal activity	[1]	Iron ore mining
Group's interest	[1]	85.00%	85.00%
Central Queensland Coal Associates [member]
Disclosure of significant joint operations [line items]
Country of operation		Australia
Principal activity		Coal mining
Group's interest		50.00%	50.00%

[1]	These contractual arrangements are controlled by the Group and do not meet the definition of joint operations. However, as they are formed by contractual arrangement and are not entities, the Group recognises its share of assets, liabilities, revenue and expenses arising from these arrangements.